UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4492

MFS SERIES TRUST X

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: August 31*

Date of reporting period: February 29, 2008

*	This Form N-CSR pertains to the following series of the Registrant: MFS Floating Rate High Income Fund.

ITEM 1.	REPORTS TO STOCKHOLDERS.

MFS® Floating Rate High Income Fund

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE •

NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT •

NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR

NCUA/NCUSIF

2/29/08

FRH-SEM

LETTER FROM THE CEO

Dear Shareholders:

Many of our MFS® fund shareholders have been justifiably concerned, as have most investors around the world, about the state of the global economy. As we enter 2008 we see the market volatility that began in the third quarter of 2007 has intensified.

We here at MFS, and those before us who guided the firm with the same disciplined investment process, have weathered many major economic disruptions over our eight-plus decades of managing clients’ investments. We have managed money through the Great Depression, 14 recessions, as well as numerous market crises caused by wars, political upheavals, and terrorist attacks. MFS remains in business because our investors believe in the integrity of our long-term investment strategy and its proven results.

Worries over market volatility are valid, and investors cannot always expect to see the kind of returns stocks have delivered in the bull markets of past years. Yet we believe our strategy of ADR — allocating across the major asset classes, diversifying within each class, and regularly rebalancing your portfolio to maintain your desired allocation — can help you pursue the highest investment returns while minimizing the effects of market fluctuations.

MFS is a world leader in domestic and global investing. Our team approach is research driven, globally integrated, and balanced. We have 176 investment management professionals located in the Americas, Europe, and Asia who focus on the fundamentals of each security and then integrate our sophisticated quantitative approach.* This collaborative process allows us to find opportunities in any market environment.

I personally would like to thank you for your continued business. We want you to be confident that we are constantly managing our fund offerings with you in mind, while adding new products that can help you to choose what fits your unique financial goals.

Respectfully,

Robert J. Manning

Chief Executive Officer and Chief Investment Officer

MFS Investment Management®

April 15, 2008

* as of 12/31/07

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

Top five industries (i)
Medical & Health Technology & Services	8.6%
Broadcasting	6.7%
Printing & Publishing	6.3%
Gaming & Lodging	5.4%
Utilities - Electric Power	4.9%

Credit quality of loans and bonds (r)
BBB	1.2%
BB	50.9%
B	29.2%
CCC	5.6%
Not Rated	13.1%

Portfolio facts
Average Maturity (i)(w)	5.2 yrs.
Average Credit Quality of Rated Securities (long-term) (a)	BB-

(a)	The average credit quality of rated securities is based upon a market weighted average of portfolio holdings that are rated by public rating agencies.
(i)	For purposes of this presentation, the loan and bond components include accrued interest amounts and may be positively or negatively impacted by the equivalent exposure from any derivative holdings, if applicable.
(r)	Each security is assigned a rating from Moody’s Investors Service. If not rated by Moody’s, the rating will be that assigned by Standard & Poor’s. Likewise, if not assigned a rating by Standard & Poor’s, it will be based on the rating assigned by Fitch, Inc. For those portfolios that hold a security which is not rated by any of the three agencies, the security is considered Not Rated. Holdings in U.S. Treasuries and government agency mortgage-backed securities, if any, are included in the “AAA”-rating category. Percentages are based on the total market value of investments as of 2/29/08.
(w)	The average maturity shown is calculated using the final stated maturity on the portfolio’s holdings without taking into account any holdings which have been pre-refunded or pre-paid to an earlier date or which have a mandatory put date prior to the stated maturity.

Percentages are based on net assets as of 2/29/08, unless otherwise noted.

The portfolio is actively managed and current holdings may be different.

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, September 1, 2007 through February 29, 2008

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2007 through February 29, 2008.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

The actual expenses include the payment of a portion of the transfer-agent-related expenses of MFS funds that invest in the fund. For further information, please see the Notes to the Financial Statements.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 9/01/07	Ending Account Value 2/29/08	Expenses Paid During Period (p) 9/01/07-2/29/08
A	Actual	1.11%	$1,000.00	$951.55	$5.39
	Hypothetical (h)	1.11%	$1,000.00	$1,019.34	$5.57
C	Actual	1.86%	$1,000.00	$947.94	$9.01
	Hypothetical (h)	1.86%	$1,000.00	$1,015.61	$9.32
I	Actual	0.86%	$1,000.00	$952.67	$4.18
	Hypothetical (h)	0.86%	$1,000.00	$1,020.59	$4.32

(h)	5% class return per year before expenses.
(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

PORTFOLIO OF INVESTMENTS

2/29/08 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Floating Rate Loans - 91.0% (g)(r)
Issuer	Shares/Par	Value ($)

Aerospace - 3.8%
Acts Aero Technology Supply & Service, Term Loan B, 7.3%, 2014	$357,016	$299,894
Hawker Beechcraft Acquisition Co., Letter of Credit, 6.93%, 2014	63,557	58,658
Hawker Beechcraft Acquisition Co., Term Loan, 6.83%, 2014	745,494	688,030
Hexcel Corp., Term Loan B, 5.86%, 2012	506,842	486,568
Spirit Aerosystems, Inc., Term Loan B, 5.67%, 2011	679,779	638,992
TransDigm, Inc., Term Loan B, 6.85%, 2013	1,278,991	1,185,199
Vought Aircraft Industries, Inc., Term Loan, 7.34%, 2011	806,499	739,291
Wyle Laboratories, Term Loan B, 7.27%, 2014	599,730	581,738

		$4,678,370
Apparel Manufacturers - 0.3%
Hanesbrands, Inc., Term Loan B, 4.99%, 2013	$183,780	$174,821
William Carter Co., Term Loan B, 4.7%, 2012	262,977	242,378

		$417,199
Automotive - 2.2%
Allison Transmission, Inc., Term Loan B, 6.62%, 2014	$399,000	$351,120
Ford Motor Co., Term Loan B, 8%, 2013	723,470	618,050
Goodyear Tire & Rubber Co., Second Lien Term Loan, 6.43%, 2014	481,857	437,887
Mark IV Industries, Inc., Second Lien Term Loan, 13.1%, 2011	724,639	434,784
Mark IV Industries, Inc., Term Loan, 9.53%, 2011	571,126	474,035
Motorsport Aftermarket Group, Inc., Term Loan, 7.33%, 2013	419,297	377,367

		$2,693,243
Basic Industry - 0.6%
Trimas Corp., Letter of Credit, 6.85%, 2013	$160,602	$136,512
Trimas Corp., Term Loan B, 5.51%, 2013	677,648	576,001

		$712,513
Broadcasting - 6.0%
Citadel Communications Group, Term Loan B, 5.62%, 2014	$898,241	$672,558
Entravision Communications Corp., Term Loan B, 6.23%, 2013	1,185,126	1,011,307
Gray Television, Inc., Term Loan, 6.21%, 2014	1,449,160	1,229,975
Lamar Media Corp., Term Loan, 4.62%, 2014	580,570	537,028
Local TV LLC, Term Loan, 5.16%, 2013	354,099	300,984
Nextmedia Operating, Inc., Second Lien Term Loan, 7.62%, 2013	500,000	410,000
Nextmedia Operating, Inc., Term Loan, 5.08%, 2012	291,107	251,808
Nextmedia Operating, Inc., Term Loan B, 5.09%, 2012	129,381	111,915

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Floating Rate Loans (g)(r) - continued
Broadcasting - continued
Spanish Broadcasting Systems, Inc., Term Loan, 6.58%, 2012	$979,905	$800,256
Telesat Canada, Term Loan, 6.62%, 2014	15,797	14,521
Telesat Holding, Inc., Term Loan B, 6.64%, 2014	577,580	531,374
Univision Communications, Inc., Term Loan B, 5.49%, 2014	1,716,416	1,435,548

		$7,307,274
Brokerage & Asset Managers - 1.0%
Ameritrade Holding Corp., Term Loan B, 4.62%, 2012	$662,858	$618,826
Nuveen Investments, Inc., Term Loan B, 7.23%, 2014	654,722	605,618

		$1,224,444
Building - 2.8%
BELFOR USA Group, Term Loan B, 6.16%, 2013	$607,969	$577,571
Building Materials Corp. of America, Second Lien Term Loan, 8.93%, 2014	682,335	443,518
Building Materials Corp. of America, Term Loan, 6.68%, 2014	900,753	717,450
Building Materials Holding Corp., Term Loan B, 9.33%, 2014	1,175,845	899,522
Jacuzzi Brands, Inc., 7.08%, 2013	18,101	14,481
Jacuzzi Brands, Inc., Term Loan, 5.49%, 2013	203,923	163,139
Quality Home Brands Holdings LLC, Second Lien Term Loan, 10.96%, 2013	483,050	388,856
Quality Home Brands Holdings LLC, Term Loan, 7.64%, 2012	285,446	235,493

		$3,440,030
Business Services - 4.5%
Cellnet Technology, Inc., Second Lien Term Loan, 9.11%, 2011	$224,774	$202,297
Cellnet Technology, Inc., Term Loan, 7.11%, 2011	91,061	83,776
Cellnet Technology, Inc., Term Loan, 6.86%, 2011	341,380	312,363
Clarke American Corp., Term Loan B, 7.33%, 2014	1,055,081	856,593
Infor Global Solutions, Inc., Second Lien Term Loan, 11.08%, 2012	658,945	504,093
iPayment, Inc., Term Loan, 6%, 2013	820,932	656,746
Network Solutions LLC, Term Loan, 6.95%, 2014	955,226	759,405
Open Solutions, Inc., Term Loan, 5.84%, 2014	476,508	400,267
PGS, Inc., Term Loan B, 5.39%, 2013	664,053	534,563
RGIS LLC, Term Loan B, 5.68%, 2014	531,352	419,104
RGIS LLC, Term Loan B, 5.62%, 2014	26,568	20,955
SunGard Data Systems, Inc., Term Loan B, 5.12%, 2014	794,803	731,815

		$5,481,977
Cable TV - 4.8%
Cequel Communications LLC, Term Loan, 6.5%, 2013	$1,199,000	$1,003,163
Charter Communications, Inc., Term Loan, 5.26%, 2013	742,140	651,460
CSC Holdings, Inc., Incremental Term Loan, 6.89%, 2013	939,020	866,336

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Floating Rate Loans (g)(r) - continued
Cable TV - continued
Mediacom Broadband LLC, Term Loan D-2, 4.89%, 2015	$594,000	$510,098
Mediacom Communications Corp., Term Loan D-1, 4.89%, 2015	980,100	841,661
San Juan Cable LLC, Term Loan, 6.97%, 2012	1,085,856	917,548
UPC Broadband Holding, Term Loan N, 5.01%, 2014	1,164,040	1,017,808

		$5,808,074
Chemicals - 0.8%
Arizona Chemical Co., Second Lien Term Loan, 8.59%, 2014	$801,925	$461,107
Arizona Chemical Co., Term Loan, 5.09%, 2013	56,014	43,691
Vertellus Speciality, Term Loan B, 9.37%, 2012	514,099	493,535

		$998,333
Computer Software - 1.6%
First Data Corp., Term Loan B-1, 7.63%, 2014	$642,312	$582,668
Nuance Communications, Inc., Term Loan, 5.63%, 2013	786,000	682,510
Nuance Communications, Inc., Term Loan B-1, 5.63%, 2013	479,600	416,453
Vertafore, Inc., Term Loan, 5.59%, 2012	313,861	288,752

		$1,970,383
Computer Software - Systems - 0.8%
Dealer Computer Services, Inc., Second Lien Term Loan, 10.34%, 2013	$234,806	$214,848
Intergraph Corp., Term Loan, 5.09%, 2014	178,860	160,527
Metavante Corp., Term Loan B, 4.98%, 2014	661,552	617,448

		$992,823
Construction - 0.6%
Landsource Communities Development LLC, Second Lien Term Loan, 7.59%, 2014	$224,769	$70,240
Landsource Communities Development LLC, Term Loan B, 9.4%, 2013	495,115	347,818
Mattamy Funding Partnership, Term Loan B, 5.37%, 2013	342,096	311,307

		$729,365
Consumer Goods & Services - 3.4%
ACCO Brands Corp., Term Loan B, 5.75%, 2012	$486,465	$453,629
Affinion Group, Inc., Term Loan B, 5.57%, 2012	635,993	580,874
Huish Detergents, Inc., Second Lien Term Loan, 9.08%, 2014	164,412	116,938
Philosophy, Inc., Term Loan B, 5.23%, 2014	676,889	539,819
Sabre, Inc., Term Loan B, 5.24%, 2014	997,370	827,263
Travelport Ltd., Letter of Credit, 7.08%, 2013 (o)	80,559	70,388
Travelport Ltd., Term Loan, 7.08%, 2013 (o)	510,583	446,122
Weight Watchers International, Inc., Term Loan B, 6.37%, 2014	439,169	409,964
West Corp., Term Loan B-2, 5.74%, 2013	741,742	627,467

		$4,072,464

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Floating Rate Loans (g)(r) - continued
Containers - 1.8%
Altivity Packaging LLC, Second Lien Term Loan, 8.14%, 2013	$200,937	$190,891
Altivity Packaging LLC, Second Lien Term Loan, 8.14%, 2013	627,929	596,533
Altivity Packaging LLC, Term Loan, 6.47%, 2013	188,027	176,040
Altivity Packaging LLC, Term Loan B, 6.6%, 2013	628,407	588,346
Owens-Illinois, Inc., Term Loan B, 4.62%, 2013	689,827	643,263

		$2,195,073
Electronics - 0.7%
Freescale Semiconductor, Inc., Term Loan B, 5.01%, 2013	$59,491	$50,456
Sensata Technologies, Inc., Term Loan B, 5.05%, 2013	922,949	782,661

		$833,117
Energy - Independent - 1.4%
Crimson Exploration, Inc., Second Lien Term Loan, 8.87%, 2012	$684,279	$650,065
MEG Energy Corp., Term Loan, 6.67%, 2013	426,586	384,639
MEG Energy Corp., Term Loan B, 6.83%, 2013	786,000	713,295

		$1,747,999
Engineering - Construction - 0.4%
URS Corp., Term Loan B, 7.59%, 2013	$457,096	$453,668

Entertainment - 1.8%
AMC Entertainment, Inc., Term Loan B, 4.87%, 2013	$590,542	$535,706
AMF Bowling Worldwide, Inc., Term Loan, 7.67%, 2013	460,894	368,715
Cinemark USA, Inc., Term Loan B, 5.33%, 2013	221,396	195,013
Metro-Goldwyn-Mayer Studios, Inc., Term Loan, 8.11%, 2012	186,495	153,192
Metro-Goldwyn-Mayer Studios, Inc., Term Loan B, 8.11%, 2012	482,500	396,339
Panavision, Inc., Term Loan, 7.72%, 2011	339,269	283,713
Regal Cinemas, Inc., Term Loan, 6.33%, 2010	351,802	315,205

		$2,247,883
Financial Institutions - 0.6%
MSCI, Inc., Term Loan B, 6.08%, 2014	$724,657	$718,770

Food & Beverages - 4.2%
ARAMARK Corp., Letter of Credit, 7.22%, 2014	$56,124	$51,946
ARAMARK Corp., Term Loan B, 6.7%, 2014	878,308	812,923
B&G Foods, Inc., Term Loan C, 5.09%, 2013	252,854	233,890
Birds Eye Foods, Inc., Term Loan, 6.58%, 2013	597,785	521,568
Constellation Brands, Inc., Incremental Term Loan, 6.59%, 2013	993,008	945,592
Dean Foods Co., Term Loan B, 6.58%, 2014	1,158,885	1,056,757
Dole Food Co., Inc., Letter of Credit, 6.5%, 2013	63,458	53,265
Dole Food Co., Inc., Term Loan B, 6.13%, 2013	140,283	117,750

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Floating Rate Loans (g)(r) - continued
Food & Beverages - continued
Dole Food Co., Inc., Term Loan C, 6.1%, 2013	$467,609	$392,500
Mafco Worldwide Corp., Term Loan B, 6.81%, 2011	1,009,174	928,440

		$5,114,631
Forest & Paper Products - 1.6%
Georgia-Pacific Corp., Term Loan, 6.67%, 2012	$995,725	$916,068
Graphic Packaging International, Inc., Term Loan, 6.03%, 2014	313,135	280,983
Newpage, Term Loan, 8.68%, 2014	804,670	779,954

		$1,977,005
Gaming & Lodging - 4.8%
Cannery Casino Resorts LLC, Second Lien Term Loan, 7.32%, 2014	$349,966	$314,969
Cannery Casino Resorts LLC, Term Loan B, 6.3%, 2013	183,709	170,390
Cannery Casino Resorts LLC, Term Loan B, 5.32%, 2013	511,813	474,707
Centaur Gaming, Term Loan B, 8.83%, 2012	548,411	466,149
Fontainebleau Resorts LLC, Term Loan B, 8.4%, 2014	864,539	713,245
Golden Nugget, Inc., Second Lien Term Loan, 6.37%, 2014	1,398,373	1,048,779
Green Valley Ranch Gaming LLC, Second Lien Term Loan, 6.33%, 2014	786,547	589,910
Green Valley Ranch Gaming LLC, Term Loan, 5.73%, 2014	213,412	170,729
Harrah’s Entertainment, Inc., Term Loan B-2, 2015 (o)	361,488	331,123
Isle of Capri Casinos, Inc., Term Loan, 6.58%, 2013	685,640	586,222
Isle of Capri Casinos, Inc., Term Loan A, 4.87%, 2013	206,726	176,750
Isle of Capri Casinos, Inc., Term Loan B, 6.58%, 2013	274,256	234,489
Las Vegas Sands Corp., Term Loan B, 6.58%, 2014	565,289	502,047

		$5,779,509
Industrial - 3.9%
Baldor Electric Co., Term Loan B, 4.95%, 2014	$677,695	$637,373
EPD, Inc., Term Loan, 5.63%, 2014	93,253	76,467
EPD, Inc., Term Loan B, 5.75%, 2014	651,139	533,934
Gleason Corp., Term Loan, 6%, 2013	424,849	356,873
Interline Brands, Inc., Term Loan, 4.87%, 2013	390,913	373,322
Interline Brands, Inc., Term Loan B, 4.87%, 2013	270,174	258,016
KAR Holdings, Inc., Term Loan B, 7.08%, 2013	1,196,417	1,069,796
Oshkosh Truck Corp., Term Loan B, 6.9%, 2013	1,175,265	1,094,466
Valley National Gases LLC, Second Lien Term Loan, 9.12%, 2014	112,496	94,496
Valley National Gases LLC, Term Loan, 6.74%, 2014	221,153	185,768

		$4,680,511
Insurance - 0.8%
Alliant Insurance, Term Loan B, 7.83%, 2014	$442,116	$393,483
HMSC Corp., Second Lien Term Loan, 9.49%, 2014	79,343	57,920
HMSC Corp., Term Loan, 6.24%, 2014	652,085	508,627

		$960,030

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Floating Rate Loans (g)(r) - continued
Leisure & Toys - 0.9%
Oceania Cruises, Inc., Second Lien Term Loan, 10.58%, 2014	$493,614	$459,061
Oceania Cruises, Inc., Term Loan, 7.08%, 2013	730,000	635,100

		$1,094,161
Machinery & Tools - 0.4%
Generac Power Systems, Inc., Term Loan, 7.2%, 2013	$334,508	$275,969
NACCO Materials Handling Group, Inc., Term Loan, 5.59%, 2013	197,000	167,943

		$443,912
Medical & Health Technology & Services - 8.5%
Accellent, Inc., Term Loan, 5.83%, 2012	$604,159	$504,976
Advanced Medical Optics, Inc., Term Loan, 6.91%, 2014	1,006,419	883,132
Biomet, Inc., Term Loan B, 7.85%, 2015	1,166,801	1,114,660
Community Health Systems, Inc., Term Loan B, 5.33%, 2014	1,409,949	1,287,800
DaVita, Inc., Term Loan B-1, 5.33%, 2012	423,154	395,649
Emdeon Business Services LLC, Term Loan B, 6.83%, 2013	373,201	340,546
Genoa Healthcare LLC, Second Lien Term Loan, 12.86%, 2013	333,333	321,667
Genoa Healthcare LLC, Term Loan, 8.11%, 2012	581,048	556,354
HCA, Inc., Term Loan B, 7.08%, 2013	1,203,173	1,105,953
Health Management Associates, Inc., Term Loan, 6.58%, 2014	1,088,147	934,899
National Mentor Holdings, Inc., Synthetic Letter of Credit, 6.6%, 2013	36,821	31,298
National Mentor Holdings, Inc., Term Loan B, 6.73%, 2013	623,163	529,688
National Renal Institutes, Inc., Term Loan B, 7.12%, 2013	842,909	733,331
Psychiatric Solutions, Inc., Term Loan B, 5.3%, 2012	472,710	433,711
Renal Advantage, Inc., Term Loan B, 7.46%, 2012	370,650	328,025
Select Medical Corp., Term Loan B, 5.14%, 2012	572,500	514,534
U.S. Oncology, Inc., Term Loan C, 7.58%, 2011	312,474	271,071

		$10,287,294
Medical Equipment - 0.9%
Orthofix International N.V., Term Loan B, 6.58%, 2013	$1,042,970	$928,243
Sterigenics International, Inc., Term Loan B, 7.32%, 2013	202,978	182,680

		$1,110,923
Metals & Mining - 0.8%
Euramax International, Inc., Term Loan, 7.81%, 2012	$315,031	$268,301
Novelis, Inc., Canadian Term Loan B, 6.83%, 2014	264,817	231,715
Novelis, Inc., Term Loan B, 6.83%, 2014	582,597	509,773

		$1,009,789
Natural Gas - Pipeline - 2.4%
Atlas Pipeline Partners LP, Term Loan, 5.88%, 2014	$620,138	$583,446
Energy Transfer Equity LP, Term Loan, 4.87%, 2012	1,358,892	1,268,015
Enterprise Group Holdings LP, Term Loan B, 6.23%, 2014	1,055,647	1,018,699

		$2,870,160

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Floating Rate Loans (g)(r) - continued
Network & Telecom - 1.6%
Time Warner Telecom, Inc., Term Loan B, 5.13%, 2013	$1,168,044	$1,078,494
Windstream Corp., Term Loan B, 5.5%, 2013	922,736	880,829

		$1,959,323
Oil Services - 1.9%
Hercules Offshore, Inc., Term Loan B, 6.58%, 2013	$720,362	$663,184
Petroleum Geo Services A.S.A., Term Loan B, 6.58%, 2015	832,980	773,283
Volnay Acquisition Co. I, Term Loan B, 5.12%, 2014	970,066	902,161

		$2,338,628
Pharmaceuticals - 2.2%
Mylan Laboratories, Inc., Term Loan B, 7.09%, 2014	$794,749	$766,648
Royalty Pharma Finance Trust, Term Loan, 5.51%, 2013	876,629	866,767
Stiefel Laboratories, Inc., Term Loan, 6.69%, 2013	381,901	350,394
Stiefel Laboratories, Inc., Term Loan, 6.69%, 2013	292,106	268,007
Warner Chilcott Corp., Term Loan B, 6.18%, 2012	375,198	346,120
Warner Chilcott Corp., Term Loan C, 6.56%, 2012	129,053	119,051

		$2,716,987
Printing & Publishing - 6.2%
American Media Operations, Inc., Term Loan B, 7.25%, 2013	$1,150,875	$1,035,787
Ascend Media Holdings LLC, Term Loan, 8.96%, 2012	487,571	231,596
Black Press Group Ltd., Term Loan B, 5.08%, 2013	195,166	174,674
Black Press Group Ltd., Term Loan B-2, 5.08%, 2013	118,494	106,052
Dex Media East LLC, Term Loan B, 5.12%, 2014	403,290	370,271
Gatehouse Media Operating, Inc., Term Loan, 6.34%, 2014 (o)	240,504	170,758
Gatehouse Media Operating, Inc., Term Loan B, 2014 (o)	251,828	178,798
Idearc, Inc., Term Loan B, 6.83%, 2014	673,982	554,350
MediaNews Group, Inc., Term Loan C, 7.08%, 2013	905,556	672,375
Nielsen Finance LLC, Term Loan B, 5.34%, 2013	1,181,148	1,041,941
Penton Media, Inc., Second Lien Term Loan, 8.12%, 2014	453,347	324,143
Penton Media, Inc., Term Loan, 5.37%, 2013	220,914	174,522
Quebecor World, Inc., DIP Term Loan, 8.25%, 2009	725,085	715,115
Reader’s Digest Associations, Inc., Term Loan B, 7.18%, 2014	893,871	722,546
Wenner Media LLC, Term Loan B, 6.59%, 2013	931,448	828,989
Yell Group Ltd., Term Loan B, 5.12%, 2013	333,180	290,533

		$7,592,450
Real Estate - 0.5%
CB Richard Ellis Group, Inc., Term Loan B, 4.61%, 2013	$732,313	$626,127

Restaurants - 0.4%
Buffets, Inc., Letter of Credit, 7.93%, 2013	$97,577	$55,782
Buffets, Inc., Term Loan B, 10.37%, 2013	730,468	417,584

		$473,366

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Floating Rate Loans (g)(r) - continued
Retailers - 1.3%
David’s Bridal, Inc., Term Loan, 6.58%, 2014	$660,888	$571,666
Oriental Trading Co., Inc., Term Loan, 5.36%, 2013	1,249,297	1,018,177

		$1,589,843
Telecommunications - Wireless - 0.7%
Crown Castle Operating Co., Term Loan B, 6.33%, 2014	$223,543	$201,971
MetroPCS Wireless, Inc., Term Loan B, 6.09%, 2013	658,329	602,371

		$804,342
Telephone Services - 1.5%
Hargray Communications, Inc., Term Loan B, 7.08%, 2014	$321,715	$291,956
IPC Acquisition Corp., Second Lien Term Loan, 10.09%, 2015	162,510	118,184
IPC Acquisition Corp., Term Loan, 7.09%, 2014	481,308	379,431
Sorenson Communications, Inc., Second Lien Term Loan, 11.83%, 2014	557,204	548,846
Sorenson Communications, Inc., Term Loan, 7.37%, 2014	454,513	425,538

		$1,763,955
Utilities - Electric Power - 4.9%
Boston Generating LLC, Letter of Credit, 7.08%, 2013	$197,408	$172,387
Boston Generating LLC, Revolver, 7.08%, 2013	55,274	48,268
Boston Generating LLC, Term Loan, 7.08%, 2013	883,362	771,396
Calpine Corp., DIP Term Loan, 7.08%, 2009	462,722	410,473
Coleto Creek Power LP, Letter of Credit, 7.94%, 2013	54,843	47,988
Coleto Creek Power LP, Term Loan B, 7.58%, 2013	784,389	686,340
Covanta Holding Corp., Letter of Credit, 6.1%, 2014	152,994	141,010
Covanta Holding Corp., Term Loan B, 5.87%, 2014	296,311	273,100
KGEN Power Corp., Letter of Credit, 6.62%, 2014	42,353	36,529
KGEN Power Corp., Term Loan B, 6.62%, 2014	69,882	60,273
Liberty Electric Power LLC, Term Loan, 6.12%, 2014	631,805	587,578
Longview Power LLC, Letter of Credit, 7.08%, 2014	45,179	40,737
Longview Power LLC, Term Loan, 7.25%, 2014	135,538	122,210
Longview Power LLC, Term Loan, 6.09%, 2014	141,863	127,913
Mach Gen LLC, Letter of Credit, 6.83%, 2013	51,167	47,500
Mach Gen LLC, Term Loan, 5.1%, 2014	489,665	454,572
Mirant North America LLC, Term Loan B, 4.87%, 2013	1,172,240	1,101,172
Texas Competitive Electric Holdings Co., Term Loan B-3, 6.58%, 2014	631,142	575,479
TPF Generation Holdings LLC, Term Loan, 7.58%, 2014	222,167	213,281

		$5,918,206
Utilities - Telephone - 0.7%
Cavalier Telephone Corp., Term Loan B, 9.58%, 2012	$1,165,958	$862,809
Total Floating Rate Loans (Identified Cost, $126,630,845)		$110,696,963

Portfolio of Investments (unaudited) – continued

Bonds - 0.5%
Issuer	Shares/Par	Value ($)

Broadcasting - 0.5%
Paxson Communications Corp., FRN, 7.507%, 2012 (Identified Cost, $723,738)	$725,000	$601,750
Total Investments (Identified Cost, $127,354,583) (k)		$111,298,713

Other Assets, Less Liabilities - 8.5%		10,305,290
Net Assets - 100.0%		$121,604,003

(g)	The rate shown represents a weighted average coupon rate on settled positions at period end.
(k)	As of February 29, 2008, the fund held securities fair valued in accordance with the policies adopted by the Board of Trustees, aggregating $601,750 and 0.54% of market value. All of these security values were provided by an independent pricing service using an evaluated bid.
(o)	All or a portion of this position has not settled. Upon settlement date, interest rates will be determined.
(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.

Unfunded Loan Commitments

As of February 29, 2008, the fund had the following unfunded loan commitments of $2,184,062, which could be extended at the option of the borrower:

Borrower	Unfunded Loan Commitment	Unrealized Appreciation (Depreciation)
Cannery Casino Resorts LLC, Delayed Draw, Term Loan B, 2013	$235,148	$(17,048)
Cellnet Technology, Inc., Delayed Draw, Term Loan, 2011	136,592	(10,927)
Centaur Gaming, Delayed Draw, Term Loan B, 2012	116,683	(15,169)
Community Health Systems, Inc., Delayed Draw, Term Loan, 2014	70,911	(6,143)
Fontainebleau Resorts LLC, Delayed Draw, Term Loan B, 2014	432,269	(74,567)
Las Vegas Sands Corp., Delayed Draw, Term Loan B, 2014	141,677	(8,766)
Longview Power LLC, Delayed Draw, Term Loan, 2014	16,265	(1,600)
MEG Energy Corp., Delayed Draw, Term Loan, 2013	872,857	(85,831)
Telesat Canada, Delayed Draw, Term Loan, 2014	33,569	(2,004)
Univision Communications, Inc., Delayed Draw, Term Loan B, 2014	128,091	(20,960)

	$2,184,062	$(243,015)

At February 29, 2008, the fund had sufficient cash and/or other liquid securities to cover any commitments under these contracts.

The following abbreviations are used in this report and are defined:

DIP	Debtor-in-Possession
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.

See Notes to Financial Statements

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 2/29/08 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments, at value (identified cost, $127,354,583)	$111,298,713
Receivable for investments sold	12,100,770
Receivable for fund shares sold	289,204
Interest receivable	1,306,237
Receivable from investment adviser	28,812
Other assets	9,284
Total assets		$125,033,020
Liabilities
Payable to custodian	$767,105
Distributions payable	159,177
Payable for investments purchased	1,733,949
Payable for fund shares reacquired	351,522
Unrealized depreciation on unfunded loan commitments	243,015
Payable to affiliates
Management fee	4,314
Shareholder servicing costs	21,718
Distribution and service fees	2,537
Administrative services fee	143
Payable for independent trustees’ compensation	1,153
Accrued expenses and other liabilities	144,384
Total liabilities		$3,429,017
Net assets		$121,604,003
Net assets consist of
Paid-in capital	$144,373,478
Unrealized appreciation (depreciation) on investments	(16,298,885)
Accumulated net realized gain (loss) on investments	(6,387,179)
Accumulated distributions in excess of net investment income	(83,411)
Net assets		$121,604,003
Shares of beneficial interest outstanding		13,794,677

Statement of Assets and Liabilities (unaudited) – continued

Class A shares
Net assets	$82,109,900
Shares outstanding	9,314,164
Net asset value per share		$8.82
Offering price per share (100 / 97.50 × net asset value per share)		$9.05
Class C shares
Net assets	$25,989,500
Shares outstanding	2,948,018
Net asset value and offering price per share		$8.82
Class I shares
Net assets	$13,504,603
Shares outstanding	1,532,495
Net asset value, offering price, and redemption price per share		$8.81

On sales of $50,000 or more, the offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A and Class C shares.

See Notes to Financial Statements

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 2/29/08 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Interest income		$6,553,248
Expenses
Management fee	$528,868
Distribution and service fees	309,025
Shareholder servicing costs	77,888
Administrative services fee	16,767
Independent trustees’ compensation	4,899
Custodian fee	180,139
Shareholder communications	15,607
Auditing fees	24,477
Legal fees	374
Miscellaneous	47,281
Total expenses		$1,205,325
Fees paid indirectly	(10,989)
Reduction of expenses by investment adviser	(197,704)
Net expenses		$996,632
Net investment income		$5,556,616
Realized and unrealized gain (loss) on investments
Realized gain (loss) on investment transactions (identified cost basis)		$(4,766,197)
Change in unrealized appreciation (depreciation)
Investments	$(7,011,155)
Unfunded loan commitments	(75,394)
Net unrealized gain (loss) on investments		$(7,086,549)
Net realized and unrealized gain (loss) on investments		$(11,852,746)
Change in net assets from operations		$(6,296,130)

See Notes to Financial Statements

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 2/29/08 (unaudited)	Year ended 8/31/07
From operations
Net investment income	$5,556,616	$13,707,192
Net realized gain (loss) on investments	(4,766,197)	(1,454,086)
Net unrealized gain (loss) on investments	(7,086,549)	(8,894,133)
Change in net assets from operations	$(6,296,130)	$3,358,973
Distributions declared to shareholders
From net investment income
Class A	$(4,177,396)	$(10,507,672)
Class C	(1,069,587)	(1,954,905)
Class I	(541,133)	(1,163,862)
Total distributions declared to shareholders	$(5,788,116)	$(13,626,439)
Change in net assets from fund share transactions	$(58,456,593)	$1,302,931
Redemption fees	$—	$5,161
Total change in net assets	$(70,540,839)	$(8,959,374)
Net assets
At beginning of period	192,144,842	201,104,216
At end of period (including accumulated distributions in excess of net investment income of $83,411 and undistributed net investment income of $148,089)	$121,604,003	$192,144,842

See Notes to Financial Statements

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 2/29/08 (unaudited)		Years ended 8/31
Class A			2007	2006	2005 (c)

Net asset value, beginning of period	$9.61		$10.06	$10.13	$10.00
Income (loss) from investment operations
Net investment income (d)	$0.33		$0.66	$0.54	$0.26
Net realized and unrealized gain (loss) on investments	(0.78)		(0.45)	(0.07)	0.12
Total from investment operations	$(0.45)		$0.21	$0.47	$0.38
Less distributions declared to shareholders
From net investment income	$(0.34)		$(0.66)	$(0.53)	$(0.25)
From net realized gain on investments	—		—	(0.01)	—
Total distributions declared to shareholders	$(0.34)		$(0.66)	$(0.54)	$(0.25)
Redemption fees added to paid-in capital (d)	$—		$0.00 (w)	$0.00 (w)	$0.00	(w)
Net asset value, end of period	$8.82		$9.61	$10.06	$10.13
Total return (%) (r)(s)(t)	(4.84	)(n)	2.00	4.70	3.88	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.35	(a)	1.35	1.41	2.40	(a)
Expenses after expense reductions (f)	1.11	(a)	1.10	1.13	0.73	(a)
Net investment income	6.97	(a)	6.58	5.35	3.90	(a)
Portfolio turnover	15		85	35	48
Net assets at end of period (000 Omitted)	$82,110		$141,547	$153,946	$54,348

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 2/29/08 (unaudited)		Years ended 8/31
Class C			2007	2006	2005 (c)

Net asset value, beginning of period	$9.61		$10.06	$10.12	$10.00
Income (loss) from investment operations
Net investment income (d)	$0.30		$0.59	$0.46	$0.21
Net realized and unrealized gain (loss) on investments	(0.78)		(0.46)	(0.06)	0.13
Total from investment operations	$(0.48)		$0.13	$0.40	$0.34
Less distributions declared to shareholders
From net investment income	$(0.31)		$(0.58)	$(0.45)	$(0.22)
From net realized gain on investments	—		—	(0.01)	—
Total distributions declared to shareholders	$(0.31)		$(0.58)	$(0.46)	$(0.22)
Redemption fees added to paid-in capital (d)	$—		$0.00 (w)	$0.00 (w)	$0.00	(w)
Net asset value, end of period	$8.82		$9.61	$10.06	$10.12
Total return (%) (r)(s)(t)	(5.21	)(n)	1.23	4.03	3.45	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.10	(a)	2.10	2.16	3.24	(a)
Expenses after expense reductions (f)	1.86	(a)	1.85	1.87	1.53	(a)
Net investment income	6.21	(a)	5.83	4.58	3.30	(a)
Portfolio turnover	15		85	35	48
Net assets at end of period (000 Omitted)	$25,990		$35,523	$29,472	$12,335

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 2/29/08 (unaudited)		Years ended 8/31
Class I			2007	2006	2005 (c)

Net asset value, beginning of period	$9.60		$10.06	$10.13	$10.00
Income (loss) from investment operations
Net investment income (d)	$0.34		$0.69	$0.57	$0.27
Net realized and unrealized gain (loss) on investments	(0.78)		(0.47)	(0.08)	0.12
Total from investment operations	$(0.44)		$0.22	$0.49	$0.39
Less distributions declared to shareholders
From net investment income	$(0.35)		$(0.68)	$(0.55)	$(0.26)
From net realized gain on investments	—		—	(0.01)	—
Total distributions declared to shareholders	$(0.35)		$(0.68)	$(0.56)	$(0.26)
Redemption fees added to paid-in capital (d)	$—		$0.00 (w)	$0.00 (w)	$0.00	(w)
Net asset value, end of period	$8.81		$9.60	$10.06	$10.13
Total return (%) (r)(s)	(4.73	)(n)	2.15	4.96	3.98	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.11	(a)	1.09	1.16	2.12	(a)
Expenses after expense reductions (f)	0.86	(a)	0.85	0.88	0.52	(a)
Net investment income	7.20	(a)	6.84	5.53	4.05	(a)
Portfolio turnover	15		85	35	48
Net assets at end of period (000 Omitted)	$13,505		$15,075	$17,686	$1,467

(a)	Annualized.
(c)	For the period from the commencement of the fund’s investment operations, January 5, 2005, through the stated period end.
(d)	Per share data are based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1)	Business and Organization

MFS Floating Rate High Income Fund (the fund) is a series of MFS Series Trust X (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest up to 100% of its portfolio in high-yield securities rated below investment grade. Investments in high-yield securities involve greater degrees of credit and market risk than investments in higher-rated securities and tend to be more sensitive to economic conditions. The fund can invest in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment.

Investment Valuations – Debt instruments (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as reported by an independent pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Securities and other assets generally valued on the basis of information from an independent pricing service may also be valued at a broker-dealer bid quotation. Values obtained from pricing services can utilize both dealer-supplied valuations and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily

Notes to Financial Statements (unaudited) – continued

available for many types of debt instruments and certain types of derivatives. These investments are generally valued at fair value based on information from independent pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser may rely on independent pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of investments used to determine the fund’s net asset value may differ from quoted or published prices for the same investments.

In September 2006, FASB Statement No. 157, Fair Value Measurements (the “Statement”) was issued, and is effective for fiscal years beginning after November 15, 2007 and for all interim periods within those fiscal years. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements. Management is evaluating the application of the Statement to the fund, and believes the impact will be limited to expanded disclosures resulting from the adoption of this Statement in the fund’s financial statements.

Repurchase Agreements – The fund may enter into repurchase agreements with institutions that the fund’s investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund and other funds managed by Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Loans and Other Direct Debt Instruments – The fund may invest in loans and loan participations or other receivables. These investments may include standby financing commitments, including revolving credit facilities, which

Notes to Financial Statements (unaudited) – continued

obligate the fund to supply additional cash to the borrower on demand. At February 29, 2008, the portfolio had unfunded loan commitments of $2,184,062, which could be extended at the option of the borrower and which are covered by sufficient cash and/or liquid securities held by the fund. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary.

Indemnifications – Under the fund’s organizational documents, its officers and trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Short Term Fees – The fund charged a 1% redemption fee on proceeds from Class A, Class C, and Class I shares redeemed or exchanged within 30 calendar days following their acquisition. Effective December 1, 2006, the fund no longer charges a redemption fee. Any redemption fees charged are accounted for as an addition to paid-in capital.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. The fund earns certain fees in connection with its floating rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, commitment fees, facility fees, consent fees, and prepayment fees. Commitment fees are recorded on an accrual basis as income in the accompanying financial statements.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended February 29, 2008, is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital

Notes to Financial Statements (unaudited) – continued

gains. As a result, no provision for federal income tax is required. The fund adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“the Interpretation”) on September 1, 2007. The Interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There was no impact resulting from the adoption of this Interpretation on the fund’s financial statements. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service. It is the fund’s policy to record interest and penalty charges on underpaid taxes associated with its tax positions as interest expense and miscellaneous expense, respectively. No such charges were recorded in the current financial statements. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

There were no significant adjustments due to differences between book and tax accounting.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders is as follows:

8/31/07
Ordinary income (including any short-term capital gains)	$13,626,439

Notes to Financial Statements (unaudited) – continued

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 2/29/08
Cost of investments	$127,391,460
Gross appreciation	4,075
Gross depreciation	(16,096,822)
Net unrealized appreciation (depreciation)	$(16,092,747)

As of 8/31/07
Undistributed ordinary income	1,228,570
Capital loss carryforwards	(12,283)
Post-October capital loss deferral	(1,552,547)
Other temporary differences	(1,248,102)
Net unrealized appreciation (depreciation)	(9,100,867)

The aggregate cost above includes prior fiscal year end tax adjustments.

As of August 31, 2007, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

8/31/14	$(1,442)
8/31/15	(10,841)
$(12,283)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on the value of settled shares outstanding of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses.

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.65% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s operating expenses, exclusive of management, distribution and service, and certain other fees and expenses, such that operating expenses do not exceed 0.20% annually of the fund’s average daily net assets. This written agreement will continue through December 31, 2008 unless changed or rescinded by the fund’s Board of Trustees. For the six months ended February 29, 2008, this reduction amounted to $197,337 and is reflected as a reduction of total expenses in the Statement of Operations.

Notes to Financial Statements (unaudited) – continued

In addition, the investment adviser has agreed in writing to pay a portion of the fund’s operating expenses, exclusive of certain other fees and expenses, such that total annual fund operating expenses do not exceed the following rates annually of the fund’s average daily net assets with respect to each class:

Class A	1.30%
Class C	2.05%
Class I	1.05%

This written agreement may be rescinded only upon consent of the fund’s Board of Trustees.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $5,913 for the six months ended February 29, 2008, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate	Service Fee Rate	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	0.10%	0.25%	0.35%	0.25%	$144,065
Class C	0.75%	0.25%	1.00%	1.00%	164,960
Total Distribution and Service Fees					$309,025

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees up to these annual percentage rates of each class’ average daily net assets.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended February 29, 2008 based on each class’ average daily net assets. Payment of the 0.10% annual Class A distribution fee is not yet in effect and will be implemented on such date as the fund’s Board of Trustees may determine.

Certain Class A and Class C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended February 29, 2008, were as follows:

Amount
Class A	$8,046
Class C	9,261

Notes to Financial Statements (unaudited) – continued

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended February 29, 2008, the fee was $28,042, which equated to 0.0345% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. For the six months ended February 29, 2008, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $49,260. The fund may also pay shareholder servicing related costs directly to non-related parties.

Effective May 1, 2007, under a Special Servicing Agreement among MFS, each MFS fund which invests in other MFS funds (“MFS fund-of-funds”) and each underlying fund in which a MFS fund-of-funds invests (“underlying funds”), each underlying fund may pay a portion of each MFS fund-of-fund’s transfer agent-related expenses, including sub-accounting fees payable to financial intermediaries, to the extent such payments do not exceed the benefits realized or expected to be realized by the underlying fund from the investment in the underlying fund by the MFS fund-of-fund. For the six months ended February 29, 2008, these costs for the fund amounted to $586 and are reflected in the shareholder servicing costs on the Statement of Operations.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged a fixed amount plus a fee based on average daily net assets. The fund’s annual fixed amount is $17,500. The administrative services fee incurred for the six months ended February 29, 2008 was equivalent to an annual effective rate of 0.0206% of the fund average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an

Notes to Financial Statements (unaudited) – continued

officer of the funds and the sole member of Tarantino LLC. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement. For the six months ended February 29, 2008, the fee paid by the fund to Tarantino LLC was $653 and is included in miscellaneous expense on the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund to Tarantino LLC in the amount of $367, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO.

(4)	Portfolio Securities

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, aggregated $23,554,064 and $80,891,881 respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 2/29/08		Year ended 8/31/07
	Shares	Amount	Shares	Amount
Shares sold
Class A	1,536,005	$14,650,224	12,626,052	$126,902,271
Class C	502,222	4,801,186	2,237,641	22,502,436
Class I	269,261	2,564,510	297,669	2,942,832
	2,307,488	$22,015,920	15,161,362	$152,347,539
Shares issued to shareholders in reinvestment of distributions
Class A	337,480	$3,189,251	791,440	$7,916,868
Class C	73,546	694,549	131,105	1,309,939
Class I	57,488	540,912	116,116	1,161,936
	468,514	$4,424,712	1,038,661	$10,388,743
Shares reacquired
Class A	(7,295,521)	$(68,996,998)	(13,980,367)	$(139,448,882)
Class C	(1,326,031)	(12,432,055)	(1,599,768)	(15,946,145)
Class I	(364,322)	(3,468,172)	(602,474)	(6,038,324)
	(8,985,874)	$(84,897,225)	(16,182,609)	$(161,433,351)
Net change
Class A	(5,422,036)	$(51,157,523)	(562,875)	$(4,629,743)
Class C	(750,263)	(6,936,320)	768,978	7,866,230
Class I	(37,573)	(362,750)	(188,689)	(1,933,556)
	(6,209,872)	$(58,456,593)	17,414	$1,302,931

Notes to Financial Statements (unaudited) – continued

The fund is one of several mutual funds in which the MFS funds-of-funds may invest. The MFS funds-of-funds do not invest in the underlying MFS funds for the purpose of exercising management or control. At the end of the period, the MFS Lifetime Retirement Income Fund and MFS Lifetime 2010 Fund were each the owners of record of approximately 1% of the value of outstanding voting shares.

(6)	Line of Credit

The fund and other funds managed by MFS participate in a $1 billion unsecured committed line of credit provided by a syndication of banks under a credit agreement. In addition, the fund and other funds managed by MFS have established uncommitted borrowing arrangements with certain banks. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the Federal Reserve funds rate plus 0.30%. In addition, a commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. For the six months ended February 29, 2008, the fund’s commitment fee and interest expense were $552 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the Fund’s investment advisory agreement is available by clicking on the fund’s name under “Select a fund” on the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

CONTACT US

Web site
mfs.com

MFS TALK
1-800-637-8255
24 hours a day

Account service and literature

Shareholders
1-800-225-2606
8 a.m. to 8 p.m. Eastern time

Investment professionals
1-800-343-2829
8 a.m. to 8 p.m. Eastern time

Retirement plan services
1-800-637-1255
8 a.m. to 8 p.m. Eastern time

Mailing address
MFS Service Center, Inc.
P.O. Box 55824
Boston, MA
02205-5824

Overnight mail
MFS Service Center, Inc.
c/o Boston Financial Data Services
30 Dan Road
Canton, MA 02021-2809

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M F S®
INVESTMENT MANAGEMENT

ITEM 2.	CODE OF ETHICS.

The Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to any element of the Code’s definition enumerated in paragraph (b) of Item 2 of this Form N-CSR.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.	SCHEDULE OF INVESTMENTS

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2): Attached hereto.

(b)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	MFS SERIES TRUST X

By (Signature and Title)*	ROBERT J. MANNING
Robert J. Manning, President

Date: April 14, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	ROBERT J. MANNING
Robert J. Manning, President (Principal Executive Officer)

Date: April 14, 2008

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, Treasurer (Principal Financial Officer and Accounting Officer)

Date: April 14, 2008

*	Print name and title of each signing officer under his or her signature.